Finance Expenses (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Component of Other Expense, Nonoperating [Line Items]
Interest expense - preference share dividend	$ (3.1)		$ (1.3)	$ (5.9)
Interest expense - other	(33.3)	(83.1)	(62.3)	(65.8)
Total finance expense	(36.4)	(83.1)	(63.6)	(71.7)
Capitalized interest	4.7	13.0	9.3	6.5
Finance expense	$ (31.7)	$ (70.1)	$ (54.3)	$ (65.2)